Distribution Date:	08/17/26	Benchmark 2020-B17 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2020-B17

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	K-Star Asset Management LLC
Mortgage Loan Detail (Part 1)	13-14		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
			5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Attention: Benchmark 2020-B17 Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
		Directing Certificateholder	KKR Real Estate Credit Opportunity Partners II L.P.
Historical Liquidated Loan Detail	24		-
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08162MAU2	1.281700%	6,275,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08162MAV0	2.210800%	188,000,000.00	52,701,998.91	0.00	97,094.65	0.00	0.00	97,094.65	52,701,998.91	35.64%	30.00%
A-4	08162MAW8	2.042200%	170,000,000.00	170,000,000.00	0.00	289,311.67	0.00	0.00	289,311.67	170,000,000.00	35.64%	30.00%
A-5	08162MAX6	2.289000%	263,938,000.00	263,938,000.00	0.00	503,461.73	0.00	0.00	503,461.73	263,938,000.00	35.64%	30.00%
A-SB	08162MAY4	2.176200%	12,900,000.00	9,462,656.37	209,756.20	17,160.53	0.00	0.00	226,916.73	9,252,900.17	35.64%	30.00%
A-S	08162MBB3	2.582500%	105,326,000.00	105,326,000.00	0.00	226,670.33	0.00	0.00	226,670.33	105,326,000.00	21.96%	18.50%
B	08162MBC1	2.916200%	41,214,000.00	41,214,000.00	0.00	100,156.89	0.00	0.00	100,156.89	41,214,000.00	16.61%	14.00%
C	08162MBD9	3.370700%	37,780,000.00	37,780,000.00	0.00	106,120.87	0.00	0.00	106,120.87	37,780,000.00	11.71%	9.88%
D	08162MAC2	2.250000%	21,752,000.00	21,752,000.00	0.00	40,785.00	0.00	0.00	40,785.00	21,752,000.00	8.89%	7.50%
E	08162MAE8	2.250000%	16,028,000.00	16,028,000.00	0.00	38,398.35	0.00	0.00	38,398.35	16,028,000.00	6.81%	5.75%
F-RR	08162MAH1	3.765175%	16,028,000.00	16,028,000.00	0.00	0.00	0.00	0.00	0.00	16,028,000.00	4.73%	4.00%
G-RR*	08162MAK4	3.765175%	9,158,000.00	9,158,000.00	0.00	0.00	0.00	0.00	0.00	9,158,000.00	3.54%	3.00%
NR-RR	08162MAM0	3.765175%	27,477,162.00	27,262,088.42	0.00	0.00	0.00	0.00	0.00	27,262,088.42	0.00%	0.00%
VRR Interest	08162MAT5	3.765175%	27,500,000.00	23,139,477.07	6,298.12	67,912.91	0.00	0.00	74,211.03	23,133,178.95	0.00%	0.00%
R	08162MAN8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	08162MAR9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			943,376,162.00	793,790,220.77	216,054.32	1,487,072.93	0.00	0.00	1,703,127.25	793,574,166.45

X-A	08162MAZ1	1.503163%	746,439,000.00	601,428,655.28	0.00	753,371.15	0.00	0.00	753,371.15	601,218,899.08
X-B	08162MBA5	0.631604%	78,994,000.00	78,994,000.00	0.00	41,577.43	0.00	0.00	41,577.43	78,994,000.00
X-D	08162MAA6	1.515175%	37,780,000.00	37,780,000.00	0.00	47,702.76	0.00	0.00	47,702.76	37,780,000.00
Notional SubTotal			863,213,000.00	718,202,655.28	0.00	842,651.34	0.00	0.00	842,651.34	717,992,899.08

Deal Distribution Total					216,054.32	2,329,724.27	0.00	0.00	2,545,778.59

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162MAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08162MAV0	280.32978144	0.00000000	0.51646090	0.00000000	0.00000000	0.00000000	0.00000000	0.51646090	280.32978144
A-4	08162MAW8	1,000.00000000	0.00000000	1.70183335	0.00000000	0.00000000	0.00000000	0.00000000	1.70183335	1,000.00000000
A-5	08162MAX6	1,000.00000000	0.00000000	1.90749998	0.00000000	0.00000000	0.00000000	0.00000000	1.90749998	1,000.00000000
A-SB	08162MAY4	733.53925349	16.26017054	1.33027364	0.00000000	0.00000000	0.00000000	0.00000000	17.59044419	717.27908295
A-S	08162MBB3	1,000.00000000	0.00000000	2.15208334	0.00000000	0.00000000	0.00000000	0.00000000	2.15208334	1,000.00000000
B	08162MBC1	1,000.00000000	0.00000000	2.43016669	0.00000000	0.00000000	0.00000000	0.00000000	2.43016669	1,000.00000000
C	08162MBD9	1,000.00000000	0.00000000	2.80891662	0.00000000	0.00000000	0.00000000	0.00000000	2.80891662	1,000.00000000
D	08162MAC2	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
E	08162MAE8	1,000.00000000	0.00000000	2.39570439	(0.52070439)	0.10224857	0.00000000	0.00000000	2.39570439	1,000.00000000
F-RR	08162MAH1	1,000.00000000	0.00000000	0.00000000	3.13764599	9.34384203	0.00000000	0.00000000	0.00000000	1,000.00000000
G-RR	08162MAK4	1,000.00000000	0.00000000	0.00000000	3.13764577	9.34384254	0.00000000	0.00000000	0.00000000	1,000.00000000
NR-RR	08162MAM0	992.17264214	0.00000000	0.00000000	3.11308642	70.15762145	0.00000000	0.00000000	0.00000000	992.17264214
VRR Interest	08162MAT5	841.43552982	0.22902255	2.46956036	0.17056655	2.36357127	0.00000000	0.00000000	2.69858291	841.20650727
R	08162MAN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	08162MAR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08162MAZ1	805.73048204	0.00000000	1.00928696	0.00000000	0.00000000	0.00000000	0.00000000	1.00928696	805.44947287
X-B	08162MBA5	1,000.00000000	0.00000000	0.52633656	0.00000000	0.00000000	0.00000000	0.00000000	0.52633656	1,000.00000000
X-D	08162MAA6	1,000.00000000	0.00000000	1.26264584	0.00000000	0.00000000	0.00000000	0.00000000	1.26264584	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	97,094.65	0.00	97,094.65	0.00	0.00	0.00	97,094.65	0.00
A-4	07/01/26 - 07/30/26	30	0.00	289,311.67	0.00	289,311.67	0.00	0.00	0.00	289,311.67	0.00
A-5	07/01/26 - 07/30/26	30	0.00	503,461.73	0.00	503,461.73	0.00	0.00	0.00	503,461.73	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	17,160.53	0.00	17,160.53	0.00	0.00	0.00	17,160.53	0.00
X-A	07/01/26 - 07/30/26	30	0.00	753,371.15	0.00	753,371.15	0.00	0.00	0.00	753,371.15	0.00
X-B	07/01/26 - 07/30/26	30	0.00	41,577.43	0.00	41,577.43	0.00	0.00	0.00	41,577.43	0.00
X-D	07/01/26 - 07/30/26	30	0.00	47,702.76	0.00	47,702.76	0.00	0.00	0.00	47,702.76	0.00
A-S	07/01/26 - 07/30/26	30	0.00	226,670.33	0.00	226,670.33	0.00	0.00	0.00	226,670.33	0.00
B	07/01/26 - 07/30/26	30	0.00	100,156.89	0.00	100,156.89	0.00	0.00	0.00	100,156.89	0.00
C	07/01/26 - 07/30/26	30	0.00	106,120.87	0.00	106,120.87	0.00	0.00	0.00	106,120.87	0.00
D	07/01/26 - 07/30/26	30	0.00	40,785.00	0.00	40,785.00	0.00	0.00	0.00	40,785.00	0.00
E	07/01/26 - 07/30/26	30	9,966.00	30,052.50	0.00	30,052.50	(8,345.85)	0.00	0.00	38,398.35	1,638.84
F-RR	07/01/26 - 07/30/26	30	99,161.78	50,290.19	0.00	50,290.19	50,290.19	0.00	0.00	0.00	149,763.10
G-RR	07/01/26 - 07/30/26	30	56,658.58	28,734.56	0.00	28,734.56	28,734.56	0.00	0.00	0.00	85,570.91
NR-RR	07/01/26 - 07/30/26	30	1,836,431.48	85,538.78	0.00	85,538.78	85,538.78	0.00	0.00	0.00	1,927,732.33
VRR Interest	07/01/26 - 07/30/26	30	60,119.00	72,603.48	0.00	72,603.48	4,690.58	0.00	0.00	67,912.91	64,998.21
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,062,336.84	2,490,632.52	0.00	2,490,632.52	160,908.26	0.00	0.00	2,329,724.27	2,229,703.39

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,545,778.59
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,501,910.43	Master Servicing Fee	3,912.46
Interest Reductions due to Nonrecoverability Determination	(62,925.69)	Certificate Administrator Fee	5,762.26
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	341.77
ARD Interest	0.00	Operating Advisor Fee	1,050.71
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	170.89
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,438,984.74	Total Fees	11,238.09

Principal		Expenses/Reimbursements
Scheduled Principal	216,054.32	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	81,036.54
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,385.30
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,600.55
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	216,054.32	Total Expenses/Reimbursements	98,022.39

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,329,724.27
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	216,054.32
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,545,778.59
Total Funds Collected	2,655,039.06	Total Funds Distributed	2,655,039.07

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	793,790,220.77	793,790,220.77	Beginning Certificate Balance	793,790,220.77
(-) Scheduled Principal Collections	216,054.32	216,054.32	(-) Principal Distributions	216,054.32
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	793,574,166.45	793,574,166.45	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	793,790,220.77	793,790,220.77	Ending Certificate Balance	793,574,166.45
Ending Actual Collateral Balance	793,574,166.45	793,574,166.45

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	221,531.59	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	221,531.59	0.00	Net WAC Rate	3.77%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,069,432.31	0.51%	41	4.8810	NAP	Defeased	1	4,069,432.31	0.51%	41	4.8810	NAP
	9,999,999 or less	10	60,003,944.76	7.56%	35	3.8892	1.977486	1.49 or less	4	114,587,479.07	14.44%	27	4.1324	0.446562
10,000,000 to 19,999,999		12	158,656,868.64	19.99%	35	3.7388	2.578094	1.50 to 1.74	9	133,097,412.23	16.77%	31	3.9889	1.645084
20,000,000 to 24,999,999		6	126,426,441.67	15.93%	42	3.5481	2.717735	1.75 to 1.99	2	17,193,535.64	2.17%	42	4.0630	1.888317
25,000,000 to 49,999,999		9	294,417,479.07	37.10%	36	3.7674	2.507619	2.00 to 2.24	9	194,651,307.20	24.53%	42	3.6773	2.119936
	50,000,000 or greater	3	150,000,000.00	18.90%	41	3.3360	2.360000	2.25 or greater	16	329,975,000.00	41.58%	42	3.3173	3.783097
	Totals	41	793,574,166.45	100.00%	38	3.6601	2.480722	Totals	41	793,574,166.45	100.00%	38	3.6601	2.480722
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	4,069,432.31	0.51%	41	4.8810	NAP	Totals	105	793,574,166.45	100.00%	38	3.6601	2.480722
Alabama	3	10,043,535.63	1.27%	42	4.3000	1.880000
									Property Type³
California	6	170,275,000.00	21.46%	42	3.5483	2.432384
Colorado	1	14,500,000.00	1.83%	43	3.5000	3.340000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Connecticut	1	889,918.92	0.11%	(19)	4.6992	1.690000		Properties	Balance	Agg. Bal.			DSCR¹
Delaware	1	393,324.32	0.05%	(19)	4.6992	1.690000	Defeased	1	4,069,432.31	0.51%	41	4.8810	NAP
Georgia	1	23,135,956.28	2.92%	43	4.1000	1.620000	Industrial	8	5,190,108.10	0.65%	(19)	4.6992	1.690000
Illinois	40	44,912,432.42	5.66%	28	4.4209	1.961016	Lodging	6	101,268,813.59	12.76%	41	3.7215	3.232422
Indiana	6	354,648.66	0.04%	(19)	4.6992	1.690000	Mixed Use	6	146,150,000.00	18.42%	41	3.4091	2.411364
Maine	1	672,378.38	0.08%	(19)	4.6992	1.690000	Multi-Family	12	121,729,543.24	15.34%	42	3.8402	2.104145
Maryland	1	21,839,177.19	2.75%	42	3.5500	1.580000	Office	26	337,255,308.23	42.50%	34	3.6784	2.534816
Massachusetts	1	30,000,000.00	3.78%	42	3.1100	4.910000	Retail	46	77,910,960.97	9.82%	39	3.5578	2.105188
Michigan	7	53,039,154.73	6.68%	42	4.1737	1.223281	Totals	105	793,574,166.45	100.00%	38	3.6601	2.480722
Minnesota	1	336,189.19	0.04%	(19)	4.6992	1.690000
Missouri	2	1,768,864.86	0.22%	(19)	4.6992	1.690000
Nevada	1	40,000,000.00	5.04%	40	3.1702	6.260000
New Jersey	2	2,693,918.92	0.34%	(19)	4.6992	1.690000
New York	15	274,263,432.43	34.56%	41	3.4019	2.463978
Ohio	2	1,120,621.62	0.14%	(19)	4.6992	1.690000
Pennsylvania	2	26,061,729.73	3.28%	41	3.6331	3.276109
Rhode Island	1	1,382,135.14	0.17%	(19)	4.6992	1.690000
Texas	5	69,486,558.95	8.76%	17	4.1781	1.123808
Vermont	1	252,675.68	0.03%	(19)	4.6992	1.690000
Virginia	2	1,793,027.03	0.23%	(19)	4.6992	1.690000
Wisconsin	1	290,054.05	0.04%	(19)	4.6992	1.690000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,069,432.31	0.51%	41	4.8810	NAP	Defeased	1	4,069,432.31	0.51%	41	4.8810	NAP
	3.00000% or less	2	50,000,000.00	6.30%	40	2.9900	3.590000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.00001% to 3.50000%	13	328,349,999.00	41.38%	41	3.3321	3.084282	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.50001% to 4.00000%	15	244,215,485.39	30.77%	43	3.6684	2.384819	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.00001% to 4.50000%	6	113,972,049.64	14.36%	41	4.2840	1.463712	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50001% or greater	4	52,967,200.11	6.67%	(18)	4.8514	0.417496	49 months or greater	40	789,504,734.14	99.49%	38	3.6538	2.487090
	Totals	41	793,574,166.45	100.00%	38	3.6601	2.480722	Totals	41	793,574,166.45	100.00%	38	3.6601	2.480722
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,069,432.31	0.51%	41	4.8810	NAP	Defeased	1	4,069,432.31	0.51%	41	4.8810	NAP
	60 months or less	40	789,504,734.14	99.49%	38	3.6538	2.487090	Interest Only	34	673,437,199.11	84.86%	37	3.5857	2.665361
61 months to 119 Months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	6	116,067,535.03	14.63%	42	4.0492	1.452744
	120 Months	0	0.00	0.00%	0	0.0000	0.000000	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	793,574,166.45	100.00%	38	3.6601	2.480722	Totals	41	793,574,166.45	100.00%	38	3.6601	2.480722
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,069,432.31	0.51%	41	4.8810	NAP	60 Months or Less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		1	18,500,000.00	2.33%	42	3.9500	1.681401	61 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	37	739,165,556.95	93.14%	37	3.6480	2.519676	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	2	31,839,177.19	4.01%	42	3.6160	2.198735
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	793,574,166.45	100.00%	38	3.6601	2.480722
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30504936	OF	Milpitas	CA	Actual/360	3.580%	123,311.11	0.00	0.00	N/A	03/06/30	--	40,000,000.00	40,000,000.00	08/06/26
1A2	30505039				Actual/360	3.580%	61,655.56	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	08/06/26
1A3	30505040				Actual/360	3.580%	30,827.78	0.00	0.00	N/A	03/06/30	--	10,000,000.00	10,000,000.00	08/06/26
1A4	30505041				Actual/360	3.580%	46,241.67	0.00	0.00	N/A	03/06/30	--	15,000,000.00	15,000,000.00	08/06/26
2A3C1	30317941	OF	Sunnyvale	CA	Actual/360	3.490%	150,263.89	0.00	0.00	N/A	02/06/30	--	50,000,000.00	50,000,000.00	08/06/26
2A3C3	30317942				Actual/360	3.490%	30,052.78	0.00	0.00	N/A	02/06/30	--	10,000,000.00	10,000,000.00	08/06/26
2A2-C3	30505071				Actual/360	3.490%	30,052.78	0.00	0.00	N/A	02/06/30	--	10,000,000.00	10,000,000.00	08/06/26
2A2-C4	30505072				Actual/360	3.490%	28,399.88	0.00	0.00	N/A	02/06/30	--	9,450,000.00	9,450,000.00	08/06/26
3A3-C5	30317943	OF	New York	NY	Actual/360	2.990%	77,241.67	0.00	0.00	N/A	12/06/29	--	30,000,000.00	30,000,000.00	08/06/26
3A3-C6	30317944				Actual/360	2.990%	51,494.44	0.00	0.00	N/A	12/06/29	--	20,000,000.00	20,000,000.00	08/06/26
4	30317945	MU	New York	NY	Actual/360	3.486%	150,091.67	0.00	0.00	N/A	12/08/29	--	50,000,000.00	50,000,000.00	08/08/26
6	30504634	MU	New York	NY	Actual/360	3.032%	130,544.44	0.00	0.00	N/A	01/06/30	--	50,000,000.00	50,000,000.00	08/06/26
8	30317948	LO	Las Vegas	NV	Actual/360	3.170%	109,194.16	0.00	0.00	N/A	12/05/29	--	40,000,000.00	40,000,000.00	08/05/26
9	30504923	OF	Downers Grove	IL	Actual/360	4.350%	134,100.83	0.00	0.00	N/A	12/01/29	--	35,800,000.00	35,800,000.00	08/01/26
10	30504617	RT	Brooklyn	NY	Actual/360	3.359%	92,553.60	0.00	0.00	N/A	01/01/30	--	32,000,000.00	32,000,000.00	08/01/26
11	30317949	LO	Detroit	MI	Actual/360	4.390%	118,198.46	41,856.06	0.00	N/A	02/01/30	--	31,267,135.02	31,225,278.96	08/01/26
12	30505222	MF	New York	NY	Actual/360	3.680%	100,612.22	0.00	0.00	N/A	03/06/30	--	31,750,000.00	31,750,000.00	08/06/26
14A2	30317808	OF	Framingham	MA	Actual/360	3.110%	53,561.11	0.00	0.00	N/A	02/06/30	--	20,000,000.00	20,000,000.00	08/06/26
14A31	30317809				Actual/360	3.110%	26,780.56	0.00	0.00	N/A	02/06/30	--	10,000,000.00	10,000,000.00	08/06/26
15	30505252	OF	Houston	TX	Actual/360	4.987%	120,113.30	0.00	0.00	N/A	03/01/25	--	27,967,200.11	27,967,200.11	05/01/26
16	30317951	MF	York	PA	Actual/360	3.617%	79,968.35	0.00	0.00	N/A	02/06/30	--	25,675,000.00	25,675,000.00	08/06/26
17	30505121	RT	Mitchellville	MD	Actual/360	3.550%	66,944.23	59,889.67	0.00	N/A	02/06/30	--	21,899,066.86	21,839,177.19	08/06/26
18A-FX-5-1	30505100	Various Various		Various	Actual/360	4.699%	73,700.86	0.00	0.00	N/A	01/10/25	--	18,213,334.00	18,213,334.00	06/10/26
18A-FX-5-2	30505163				Actual/360	4.699%	16,280.55	0.00	0.00	N/A	01/10/25	--	4,023,333.00	4,023,333.00	06/10/26
18A-FX-5-3	30505164				Actual/360	4.699%	11,181.92	0.00	0.00	N/A	01/10/25	--	2,763,333.00	2,763,333.00	06/10/26
19	30505141	MF	Savannah	GA	Actual/360	4.100%	81,798.30	32,719.71	0.00	N/A	03/01/30	--	23,168,675.99	23,135,956.28	08/01/26
20	30505090	MF	Various	MI	Actual/360	3.850%	71,222.85	31,914.96	0.00	N/A	03/06/30	--	21,483,223.16	21,451,308.20	08/06/26
21	30317952	LO	Austin	TX	Actual/360	3.490%	60,105.55	0.00	0.00	N/A	02/06/30	--	19,999,999.00	19,999,999.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
22	30504908	MU	Brooklyn	NY	Actual/360	3.950%	0.00	0.00	0.00	N/A	02/06/30	--	18,500,000.00	18,500,000.00	12/06/22
23	30504995	MU	Aspen	CO	Actual/360	3.500%	43,701.39	0.00	0.00	N/A	03/06/30	--	14,500,000.00	14,500,000.00	08/06/26
24	30505042	OF	Katy	TX	Actual/360	3.450%	36,838.33	0.00	0.00	N/A	03/01/30	--	12,400,000.00	12,400,000.00	08/01/26
25	30317953	LO	Daphne	AL	Actual/360	4.300%	37,292.85	28,052.14	0.00	N/A	02/06/30	--	10,071,587.78	10,043,535.64	08/06/26
26	30504898	RT	Wantagh	NY	Actual/360	3.760%	32,377.78	0.00	0.00	N/A	02/06/30	--	10,000,000.00	10,000,000.00	08/06/26
27	30505103	MF	Canyon Lake	TX	Actual/360	4.150%	29,974.75	15,524.52	0.00	N/A	11/01/29	--	8,387,803.28	8,372,278.76	08/01/26
29	30505026	MU	Brooklyn	NY	Actual/360	3.730%	22,965.40	0.00	0.00	N/A	02/06/30	--	7,150,000.00	7,150,000.00	08/06/26
30	30504897	RT	Nyack	NY	Actual/360	3.640%	20,060.44	0.00	0.00	N/A	02/06/30	--	6,400,000.00	6,400,000.00	08/06/26
31	30505043	MU	Brooklyn	NY	Actual/360	3.640%	18,806.67	0.00	0.00	N/A	03/06/30	--	6,000,000.00	6,000,000.00	08/06/26
32	30504969	MF	Bronx	NY	Actual/360	3.850%	19,725.90	0.00	0.00	N/A	02/06/30	--	5,950,000.00	5,950,000.00	08/06/26
33	30504931	MF	Brooklyn	NY	Actual/360	4.200%	19,511.92	0.00	0.00	N/A	02/01/30	--	5,395,000.00	5,395,000.00	08/01/26
34	30317954	RT	San Diego	CA	Actual/360	3.640%	14,105.00	0.00	0.00	N/A	02/06/30	--	4,500,000.00	4,500,000.00	08/06/26
35	30317955	MF	Longview	TX	Actual/360	4.881%	17,129.79	6,097.26	0.00	N/A	01/06/30	--	4,075,529.57	4,069,432.31	08/06/26
Totals							2,438,984.74	216,054.32	0.00				793,790,220.77	793,574,166.45
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	8,131,198.26	2,270,387.09	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2	8,131,198.26	2,270,387.09	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A3	8,131,198.26	2,270,387.09	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A4	8,131,198.26	2,270,387.09	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3C1	61,206,441.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3C3	61,206,441.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2-C3	61,206,441.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2-C4	61,206,441.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3-C5	111,565,922.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3-C6	111,565,922.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	21,762,386.00	22,646,098.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	25,388,636.01	25,083,131.43	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	749,354,424.00	728,348,619.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,769,587.38	2,090,557.53	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	44,478,733.38	8,613,060.60	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	14,279,178.71	954,275.55	01/01/26	03/31/26	--	0.00	0.00	1,294,064.48	1,294,064.48	0.00	0.00
12	1,983,881.26	2,018,915.54	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14A2	14,136,084.00	3,556,567.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14A31	14,136,084.00	3,556,567.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	(2,977,572.00)	0.00	--	--	02/11/26	18,896,976.37	240,495.53	38,675.06	124,151.03	0.00	0.00
16	2,955,366.64	3,223,568.54	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,525,355.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18A-FX-5-1	54,295,747.84	0.00	--	--	02/10/26	0.00	0.00	73,517.67	144,947.13	0.00	0.00
18A-FX-5-2	54,295,747.84	0.00	--	--	02/10/26	0.00	0.00	16,240.08	32,018.88	0.00	0.00
18A-FX-5-3	54,295,747.84	0.00	--	--	02/10/26	0.00	0.00	11,154.13	21,991.42	0.00	0.00
19	1,919,035.51	2,255,612.45	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,876,027.48	2,919,748.01	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,774,614.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
22	0.00	0.00	--	--	07/11/24	4,625,000.00	324,065.10	(239.44)	1,341,395.97	150,854.69	0.00
23	1,773,348.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,597,550.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	4,118,050.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	904,284.89	903,152.82	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	535,223.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	656,599.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	745,454.53	616,601.78	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	494,202.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	318,727.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	269,123.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	1,575,144,033.56	815,868,023.61				23,521,976.37	564,560.63	1,433,411.99	2,958,568.91	150,854.69	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	18,500,000.00	3	59,768,814.60	1	27,967,200.11	1	50,000,000.00	0	0.00	0	0.00	3.660119%	3.643623%	38
07/17/26	0	0.00	0	0.00	1	18,500,000.00	3	59,838,722.80	1	27,967,200.11	0	0.00	0	0.00	0	0.00	3.660217%	3.643718%	39
06/17/26	0	0.00	0	0.00	1	18,500,000.00	3	59,913,375.93	1	27,967,200.11	0	0.00	1	2,032,799.89	0	0.00	3.660322%	3.643820%	40
05/15/26	0	0.00	0	0.00	1	18,500,000.00	3	59,982,744.11	0	0.00	0	0.00	0	0.00	0	0.00	3.663806%	3.647301%	41
04/17/26	0	0.00	0	0.00	1	18,500,000.00	3	60,056,876.53	0	0.00	0	0.00	0	0.00	0	0.00	3.663909%	3.647401%	42
03/17/26	0	0.00	0	0.00	1	18,500,000.00	3	60,125,708.65	0	0.00	0	0.00	0	0.00	0	0.00	3.664003%	3.647493%	43
02/18/26	0	0.00	0	0.00	1	18,500,000.00	3	60,209,408.84	0	0.00	0	0.00	0	0.00	0	0.00	3.664120%	3.647607%	44
01/16/26	0	0.00	0	0.00	1	18,500,000.00	3	60,277,671.04	0	0.00	0	0.00	0	0.00	0	0.00	3.646564%	3.630131%	41
12/17/25	0	0.00	0	0.00	1	18,500,000.00	3	60,345,678.27	0	0.00	0	0.00	0	0.00	0	0.00	3.646656%	3.630221%	42
11/18/25	0	0.00	0	0.00	1	18,500,000.00	3	60,418,498.40	0	0.00	0	0.00	0	0.00	0	0.00	3.646756%	3.630318%	43
10/20/25	1	50,000,000.00	0	0.00	1	18,500,000.00	3	60,485,979.56	0	0.00	0	0.00	0	0.00	0	0.00	3.646848%	3.630408%	44
09/17/25	1	50,000,000.00	0	0.00	1	18,500,000.00	3	60,558,292.43	0	0.00	0	0.00	0	0.00	0	0.00	3.646946%	3.630504%	45
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
15	30505252	05/01/26	2	5	38,675.06	124,151.03	0.00	27,967,200.11	08/29/24	7			05/05/26
18A-FX-5-1	30505100	06/10/26	1	5	73,517.67	144,947.13	0.00	18,213,334.00	01/03/25	10
18A-FX-5-2	30505163	06/10/26	1	5	16,240.08	32,018.88	0.00	4,023,333.00	01/03/25	10
18A-FX-5-3	30505164	06/10/26	1	5	11,154.13	21,991.42	0.00	2,763,333.00	01/03/25	10
22	30504908	12/06/22	43	6	(239.44)	1,341,395.97	231,595.44	18,500,000.00	10/14/21	3	11/07/23	02/14/23
Totals					139,347.51	1,664,504.43	231,595.44	71,467,200.11
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		52,967,200	0	25,000,000		27,967,200
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		740,606,966	680,838,152	0		59,768,815
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	793,574,166	722,106,966	25,000,000	0	18,500,000	27,967,200
Jul-26	793,790,221	722,323,021	25,000,000	0	18,500,000	27,967,200
Jun-26	794,019,139	747,551,938	0	0	18,500,000	27,967,200
May-26	796,266,457	777,766,457	0	0	18,500,000	0
Apr-26	796,493,894	777,993,894	0	0	18,500,000	0
Mar-26	796,706,888	778,206,888	0	0	18,500,000	0
Feb-26	796,960,277	778,460,277	0	0	18,500,000	0
Jan-26	844,615,804	796,115,804	0	0	48,500,000	0
Dec-25	844,826,458	826,326,458	0	0	18,500,000	0
Nov-25	845,050,168	826,550,168	0	0	18,500,000	0
Oct-25	845,259,323	776,759,323	50,000,000	0	18,500,000	0
Sep-25	845,481,588	776,981,588	50,000,000	0	18,500,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
15	30505252	27,967,200.11	27,967,200.11	25,200,000.00	10/30/25	(2,977,572.00)	(0.72000)	12/31/25	03/01/25	I/O
18A-FX-5-1	30505100	18,213,334.00	18,213,334.00		--	52,841,178.84	1.69000	12/31/25	01/10/25	I/O
18A-FX-5-2	30505163	4,023,333.00	4,023,333.00		--	52,841,178.84	1.69000	12/31/25	01/10/25	I/O
18A-FX-5-3	30505164	2,763,333.00	2,763,333.00		--	52,841,178.84	1.69000	12/31/25	01/10/25	I/O
22	30504908	18,500,000.00	18,500,000.00	27,700,000.00	09/06/19	1,271,391.85	1.68140	01/29/20	02/06/30	I/O
Totals		71,467,200.11	71,467,200.11	52,900,000.00		156,817,356.37

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
15	30505252	OF	TX	08/29/24	7

8/11/2026 - REO Title Date: 5/5/2026. Property is a 441,523 SF, 19-story, single-tenant office tower built in 1979 on 4.65 acres at 3000 Post Oak Blvd in Houston, Texas, adjacent to a 10-story parking garage. The asset is 100% vacant following

Bechtel’s l ease expiration on 10/31/2024 after more than 20 years of occupancy, with no leasing activity since. The curtain wall has reached the end of its estimated 50-year useful life, with replacement costs projected between $7MM and

	$15MM. Property is under contract with closing set in August 2026.

18A-FX-5-1	30505100	Various	Various	01/03/25	10
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

18A-FX-5-2	30505163	Various	Various	01/03/25	10
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

18A-FX-5-3	30505164	Various	Various	01/03/25	10
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

22	30504908	MU	NY	10/14/21	3

8/11/2026 - The loan transferred to Special Servicing on 10/14/21 due to non-monetary default. The loan is collateralized by 32 apartment units and 12,285 SF of retail/office space in Brooklyn, NY (DUMBO neighborhood). The Special Servicer filed for fore closure on 2/14/23. Borrower filed for bankruptcy in November 2023. Bankruptcy proceedings are ongoing, and Debtor is currently under a Cash Collateral Order. The Judge ordered mediation, which took place August/September

2024. Further court-recommended mediation was scheduled for 6/16/2025 but was cancelled. The special servicer continues to seek confirmation of its plan of liquidation in the bankruptcy action. Disclosure statement approved in August 2025.

	Reinstatement discussions ongoing while bankruptcy proceeds. Next hearing in bankruptcy case in August 2026. Updated appraisal has been finalized.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	30504634	0.00	3.03200%	0.00	3.03200%	8	07/02/26	07/02/26	07/21/26
7	30504752	0.00	3.35000%	0.00	3.35000%	8	05/17/22	05/17/22	06/16/22
7	30504752	0.00	3.35000%	0.00	3.35000%	1	05/05/25	02/05/25	05/20/25
9	30504923	0.00	4.35000%	0.00	4.35000%	8	02/18/22	02/18/22	03/09/22
11	30317949	0.00	4.39000%	0.00	4.39000%	8	02/01/22	12/16/21	02/01/22
25	30317953	0.00	4.30000%	0.00	4.30000%	10	09/08/20	09/01/20	10/15/20
28	30504754	8,254,758.11	4.49400%	8,240,596.82	4.49400%	8	05/26/20	05/01/20	05/29/20
Totals		8,254,758.11		8,240,596.82
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
11	0.00	0.00	0.00	0.00	1,600.55	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	6,020.72	0.00	0.00	81,036.54	0.00	0.00	0.00	0.00	0.00	0.00
18A-FX-5-1	0.00	0.00	3,920.93	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18A-FX-5-2	0.00	0.00	866.13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18A-FX-5-3	0.00	0.00	594.88	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	3,982.64	0.00	0.00	0.00	0.00	62,925.69	0.00	0.00	0.00	0.00
Total	0.00	0.00	15,385.30	0.00	1,600.55	81,036.54	0.00	62,925.69	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		160,948.08

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Supplemental Notes
None

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